LONG-TERM INCENTIVE PLANS	12 Months Ended
Dec. 31, 2018
LONG-TERM INCENTIVE PLANS
LONG-TERM INCENTIVE PLANS

NOTE 25 — LONG-TERM INCENTIVE PLANS

a) Restricted Shares and Performance Shares Summary:

Balance on January 1, 2016	12,525,256
Granted	13,357,922
Cancelled	(3,046,593)
Exercised	(2,403,094)
Balance on December 31, 2016	20,433,491
Granted	3,170,952
Cancelled	(1,901,782)
Exercised	(2,727,577)
Balance on December 31, 2017	18,975,084
Granted	2,411,345
Cancelled	(3,150,635)
Exercised	(3,974,293)
Balance on December 31, 2018	14,261,501

The Company recognizes the cost of the long-term incentive plan through Restricted Shares and Performance Shares based on the fair value of the options granted on the grant date during the vesting period of each grant. The grace period for the year is 3 years for grants made as from 2017 and 5 years for grants made up to 2016. The costs with long-term incentive plans recognized in the income statement on December 31, 2018 were R$ 41,186 (R$ 25,403 on December 31, 2017).

As of December 31, 2018 the Company has a total of 21,797,490 preferred shares in treasury and, according to note 22, these shares may be used for serving this plan.

b) Stock Options Plan:

	2018		2017		2016
		Average exercise		Average exercise		Average exercise
	Number of shares	price in the year	Number of shares	price in the year	Number of shares	price in the year
		R$		R$		R$
Available at beginning of the year	292,391	17.91	569,115	16.64	1,074,246	18.36
Options Exercised	(33,499)	14.86	—	—	—	—
Options Forfeited	(243,412)	18.62	(276,724)	15.11	(505,131)	20.49
Available at the end of the year	15,480	16.72	292,391	17.91	569,115	16.64

The average market price of the share in the year ended December 31, 2018 was R$ 15.70 (R$ 11.19 and R$ 11.68 in the years ended on December 31, 2017 and 2016, respectively).

				Number
		Average period of	Average	exercisable at
Exercise price	Quantity	grace (in years)	exercise price	December 31, 2018*
			R$
R$ 16.86	10,754	0.2	15.90	10,754
R$ 18.58	4,726	4.0	18.58	4,726
	15,480			15,480

*The total of options vested that are exercisable on December 31, 2018 is 15,480  (57,668 and 57,678 on December 31, 2017 and 2016).